Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.14%
Agricultural & Farm Machinery–1.03%
AGCO Corp.	36,583	$4,238,873
Application Software–0.27%
AppLovin Corp., Class A(b)	2,746	1,092,908
Cargo Ground Transportation–1.04%
Saia, Inc.(b)	12,216	4,291,237
Communications Equipment–0.94%
Lumentum Holdings, Inc.(b)(c)	5,526	3,883,452
Construction & Engineering–0.72%
AECOM	34,901	2,960,303
Construction Machinery & Heavy Transportation Equipment– 1.26%
Oshkosh Corp.	35,239	5,187,533
Copper–1.23%
Freeport-McMoRan, Inc.	86,659	5,093,816
Diversified Banks–2.61%
Fifth Third Bancorp(c)	95,998	4,460,067
U.S. Bancorp	121,592	6,324,000
		10,784,067
Diversified Chemicals–0.43%
Huntsman Corp.	133,059	1,771,015
Diversified Metals & Mining–0.90%
Teck Resources Ltd., Class B (Canada)	71,728	3,711,924
Electric Utilities–2.16%
NRG Energy, Inc.	61,070	8,924,770
Electrical Components & Equipment–4.79%
Generac Holdings, Inc.(b)	27,632	5,397,359
Regal Rexnord Corp.(c)	33,667	6,304,482
Vertiv Holdings Co., Class A	32,199	8,068,425
		19,770,266
Electronic Components–2.87%
Coherent Corp.(b)	49,676	11,833,320
Electronic Equipment & Instruments–0.37%
Zebra Technologies Corp., Class A(b)	7,321	1,530,675
Fertilizers & Agricultural Chemicals–1.01%
Corteva, Inc.	30,804	2,578,603
Mosaic Co. (The)	62,347	1,589,848
		4,168,451
Food Distributors–0.83%
Performance Food Group Co.(b)	40,097	3,434,709
Gold–3.60%
Coeur Mining, Inc.(b)	229,053	4,299,325
Newmont Corp.	47,976	5,193,402
Pan American Silver Corp. (Canada)	38,469	2,101,561
Shares		Value
Gold–(continued)
Royal Gold, Inc.(c)	12,882	$3,278,340
		14,872,628
Health Care Equipment–7.74%
Becton, Dickinson and Co.	66,182	10,405,795
Globus Medical, Inc., Class A(b)	92,205	7,944,383
Medtronic PLC	94,794	8,213,900
Zimmer Biomet Holdings, Inc.(c)	59,562	5,385,596
		31,949,674
Hotels, Resorts & Cruise Lines–1.04%
Airbnb, Inc., Class A(b)	21,554	2,721,839
Expedia Group, Inc.	6,816	1,573,746
		4,295,585
Independent Power Producers & Energy Traders–1.55%
Vistra Corp.	42,535	6,394,287
Industrial Machinery & Supplies & Components–1.01%
Middleby Corp. (The)(b)(c)	31,325	4,153,069
Insurance Brokers–0.83%
Willis Towers Watson PLC	11,799	3,429,969
Integrated Oil & Gas–1.98%
Cenovus Energy, Inc. (Canada)	308,039	8,172,275
Interactive Media & Services–0.44%
Match Group, Inc.	58,968	1,810,907
Life & Health Insurance–2.30%
Globe Life, Inc.	68,191	9,490,142
Life Sciences Tools & Services–4.59%
Avantor, Inc.(b)(c)	159,942	1,253,945
Charles River Laboratories International, Inc.(b)	25,799	4,450,328
ICON PLC(b)	43,304	4,792,021
Waters Corp.(b)	28,378	8,450,968
		18,947,262
Managed Health Care–1.55%
Elevance Health, Inc.	21,839	6,393,367
Metal, Glass & Plastic Containers–1.16%
Crown Holdings, Inc.	47,909	4,802,877
Oil & Gas Exploration & Production–15.72%
Antero Resources Corp.(b)	176,665	7,497,663
APA Corp.(c)	156,128	6,626,072
ARC Resources Ltd. (Canada)	299,134	6,225,238
Devon Energy Corp.	154,519	7,775,396
Diamondback Energy, Inc.	39,186	7,750,599
EQT Corp.	103,316	6,575,030
Expand Energy Corp.	73,941	8,117,243
Ovintiv, Inc.	136,908	8,126,859
Range Resources Corp.	89,739	4,054,408
Viper Energy, Inc., Class A	46,143	2,168,260
		64,916,768
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Refining & Marketing–2.09%
Phillips 66	47,457	$8,645,716
Paper & Plastic Packaging Products & Materials–1.23%
Sealed Air Corp.(c)	121,121	5,093,138
Regional Banks–7.51%
Citizens Financial Group, Inc.	87,200	5,229,384
Huntington Bancshares, Inc.	430,987	6,744,946
M&T Bank Corp.	16,447	3,399,924
Pinnacle Financial Partners, Inc.	51,152	4,406,233
Webster Financial Corp.	78,402	5,442,667
Western Alliance Bancorporation	81,695	5,788,091
		31,011,245
Research & Consulting Services–3.03%
Amentum Holdings, Inc.(b)	157,981	4,120,145
Jacobs Solutions, Inc.	31,244	3,976,736
KBR, Inc.	119,463	4,403,406
		12,500,287
Semiconductor Materials & Equipment–3.95%
Entegris, Inc.(c)	78,669	9,223,154
MKS, Inc.	30,895	7,099,980
		16,323,134
Semiconductors–6.80%
Marvell Technology, Inc.	71,265	7,058,798
Microchip Technology, Inc.	66,212	4,277,957
Rambus, Inc.(b)	109,247	9,398,520
STMicroelectronics N.V., New York Shares (France)	212,498	7,341,806
		28,077,081
Trading Companies & Distributors–1.61%
WESCO International, Inc.	24,337	6,659,090
Shares		Value
Transaction & Payment Processing Services–0.95%
Fidelity National Information Services, Inc.	40,751	$1,911,629
Fiserv, Inc.(b)	36,231	2,021,690
		3,933,319
Total Common Stocks & Other Equity Interests (Cost $298,205,058)		384,549,139
Money Market Funds–8.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	11,740,645	11,740,645
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	21,847,478	21,847,478
Total Money Market Funds (Cost $33,588,123)		33,588,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.28% (Cost $331,793,181)		418,137,262
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.38%
Invesco Private Government Fund, 3.63%(d)(e)(f)	9,620,816	9,620,816
Invesco Private Prime Fund, 3.80%(d)(e)(f)	24,954,212	24,956,707
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,577,523)		34,577,523
TOTAL INVESTMENTS IN SECURITIES–109.66% (Cost $366,370,704)		452,714,785
OTHER ASSETS LESS LIABILITIES—(9.66)%		(39,862,206)
NET ASSETS–100.00%		$412,852,579
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,017,082	$25,517,534	$(17,793,971)	$-	$-	$11,740,645	$56,085
Invesco Treasury Portfolio, Institutional Class	7,503,719	47,389,706	(33,045,947)	-	-	21,847,478	103,745
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,319,819	52,122,881	(49,821,884)	-	-	9,620,816	43,111*
Invesco Private Prime Fund	19,014,979	83,697,118	(77,752,699)	-	(2,691)	24,956,707	113,908*
Total	$37,855,599	$208,727,239	$(178,414,501)	$-	$(2,691)	$68,165,646	$316,849

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2026	Deutsche Bank AG	GBP	1,575,651	USD	2,116,060	$30,602
Currency Risk
04/30/2026	Bank of New York Mellon (The)	USD	56,810	GBP	42,429	(653)
04/30/2026	Merrill Lynch International	USD	810,443	GBP	607,616	(6,231)
04/30/2026	Royal Bank of Canada	USD	1,228,055	GBP	925,606	(2,966)
Subtotal—Depreciation						(9,850)
Total Forward Foreign Currency Contracts						$20,752

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$384,549,139	$—	$—	$384,549,139
Money Market Funds	33,588,123	34,577,523	—	68,165,646
Total Investments in Securities	418,137,262	34,577,523	—	452,714,785
Other Investments - Assets*
Forward Foreign Currency Contracts	—	30,602	—	30,602
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(9,850)	—	(9,850)
Total Other Investments	—	20,752	—	20,752
Total Investments	$418,137,262	$34,598,275	$—	$452,735,537

*	Unrealized appreciation (depreciation).
Invesco V.I. American Value Fund